Group Information	6 Months Ended
Jun. 30, 2023
Disclosure Of Group Information [Abstract]
Group Information

Note 1 — Group Information

NewAmsterdam Pharma Company N.V. (the “Company” and together with its subsidiaries, the “Group”) is a global biotechnology company focused on the research and development of transformative therapies for cardio-metabolic diseases. The Company was incorporated in the Netherlands as a Dutch private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) under the name NewAmsterdam Pharma Company B.V. on June 10, 2022. On November 21, 2022, in connection with its merger with Frazier Life Sciences Acquisition Corp (“FLAC”), the Company’s corporate form was converted to a Dutch public limited liability company (naamloze vennootschap) and its name was changed to NewAmsterdam Pharma Company N.V. The Group’s principal place of business and registered office is Gooimeer 2-35, 1411 DC Naarden, The Netherlands. These unaudited condensed consolidated financial statements comprise the financial statements of the Group.

Terms in these accompanying notes take on the same meaning as defined in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022 filed with the U.S. Securities and Exchange Commission on March 31, 2023 (the "Annual Report"), unless otherwise defined.